Shareholder Report	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holdings	Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Forester Funds Inc
Entity Central Index Key		0001088323
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name		FORESTER VALUE FUND
Class Name		CLASS I
Trading Symbol		FVILX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number		1-800-388-0365
Additional Information Email		https://forestervalue.com/index.html
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$103	0.99%

*Annualized

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class I returned 8.27% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class I	8.27%	1.17%	0.22%	$ 10,218
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Net Assets	$ 3,089,596	$ 3,089,596
Holdings Count | Holdings	39	39
Advisory Fees Paid, Amount		$ 28,020
Investment Company, Portfolio Turnover		7.91%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

Material Fund Change [Text Block]		The Fund has not had any material changes during the year ended March 31, 2025.
Updated Prospectus Phone Number		1-800-388-0365.
Updated Prospectus Email Address		https://forestervalue.com/index.htm
Class N
Shareholder Report [Line Items]
Fund Name		FORESTER VALUE FUND
Class Name		CLASS N
Trading Symbol		FVALX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number		1-800-388-0365
Additional Information Email		https://forestervalue.com/index.html
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$130	1.25%

*Annualized

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class N returned 7.98% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class N	7.98%	0.98%	0.00%	$ 9,996
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Net Assets	$ 3,089,596	$ 3,089,596
Holdings Count | Holdings	39	39
Advisory Fees Paid, Amount		$ 28,020
Investment Company, Portfolio Turnover		7.91%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

Material Fund Change [Text Block]		The Fund has not had any material changes during the year ended March 31, 2025.
Updated Prospectus Phone Number		1-800-388-0365.
Updated Prospectus Email Address		https://forestervalue.com/index.htm
Class R
Shareholder Report [Line Items]
Fund Name		FORESTER VALUE FUND
Class Name		CLASS R
Trading Symbol		FVRLX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number		1-800-388-0365
Additional Information Email		https://forestervalue.com/index.html
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$156	1.50%

*Annualized

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class R returned 7.58% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class R	7.58%	0.73%	-0.22%	$ 9,777
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Net Assets	$ 3,089,596	$ 3,089,596
Holdings Count | Holdings	39	39
Advisory Fees Paid, Amount		$ 28,020
Investment Company, Portfolio Turnover		7.91%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

Material Fund Change [Text Block]		The Fund has not had any material changes during the year ended March 31, 2025.
Updated Prospectus Phone Number		1-800-388-0365
Updated Prospectus Email Address		https://forestervalue.com/index.html